Jul. 08, 2020
Hardman Johnston International Growth Fund
Marmont Emerging Markets Fund
each a “Fund,” and together the “Funds,”
each a series of Manager Directed Portfolios
Supplement dated July 8, 2020 to each Fund’s Prospectus and
the Funds’ Statement of Additional Information (“SAI”), each dated February 28, 2020
Effective July 15, 2020, Marmont Partners LLC, the investment adviser to the Funds, has changed its name to Dakota Investments LLC. Accordingly, all references in each Fund’s Prospectus and the Funds’ SAI to “Marmont Partners LLC” are hereby deleted and replaced with references to “Dakota Investments LLC.”
In addition, each Fund’s Prospectus and the Funds’ SAI are amended to include a new website and e-mail address for shareholder inquiries as follows:
All references to www.marmontpartners.com are hereby deleted and replaced with references to www.hardmanjohnstonfunds.com, and all references to inquiries@marmontpartners.com are hereby deleted and replaced with references to inquiry@dakotainvestments.com.
Finally, all references to the “Marmont Funds” are hereby deleted and replaced with references to the “Dakota Funds.”

Please retain this supplement for future reference.
Hardman Johnston International Growth Fund
Hardman Johnston International Growth Fund
Marmont Emerging Markets Fund
Marmont Emerging Markets Fund